Income Tax (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of consolidated profit or loss
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Current income tax:
Current income tax charge	(170)	(169)
Deferred tax	2,127	3,068
Income tax benefit reported in profit or loss	1,957	2,899